Revenue - Disaggregation of Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	$ 343,293	$ 269,637	[1]
Total cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	288,911	224,878
Medical
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	244,442	175,517
Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	40,033	46,958
Wholesale bulk cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	4,436	2,403
Plant propagation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	54,382	44,759
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	170,459	165,230
Canada | Total cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	151,901	152,429
Canada | Medical
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	107,432	103,068
Canada | Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	40,033	46,958
Canada | Wholesale bulk cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	4,436	2,403
Canada | Plant propagation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	18,558	12,801
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	53,661	2,753
Australia | Total cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	53,661
Australia | Medical
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	53,661
Australia | Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0
Australia | Wholesale bulk cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0
Australia | Plant propagation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue		31,680
Australia | Total cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue		31,680
Australia | Medical
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue		31,680
Australia | Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue		0
Australia | Wholesale bulk cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue		0
Australia | Plant propagation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue		0
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	83,349	40,769
Europe | Total cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	83,349	40,769
Europe | Medical
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	83,349	40,769
Europe | Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
Europe | Wholesale bulk cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
Europe | Plant propagation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	35,824	31,958
U.S. | Total cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
U.S. | Medical
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
U.S. | Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
U.S. | Wholesale bulk cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
U.S. | Plant propagation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	$ 35,824	$ 31,958

[1]	Comparative information has been adjusted due to discontinued operations see Note 8(b).